Leases - Summary of income and expense for lease (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Lease expense:
Operating lease costs	¥ 47,643	¥ 49,168	¥ 48,475
Other income and expenses:
Gross sublease income	¥ 3,464	¥ 4,638	¥ 5,377